Stock-Based Compensation (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation
Non-cash, stock-based compensation	$ 19,199	$ 34,024	$ 29,647
Non-Performance Based Stock Awards
Stock-Based Compensation
Unrecognized compensation expense	$ 14,000
Future forfeiture rate (as a percent)	3.60%
Weighted average period for recognition of compensation cost	2 years
Stock option adjustment 2012
Stock-Based Compensation
Non-cash, stock-based compensation		4,000
Subscriber-related
Stock-Based Compensation
Non-cash, stock-based compensation	$ 2,164	1,859	1,947
General and administrative
Stock-Based Compensation
Non-cash, stock-based compensation	$ 17,035	$ 32,165	$ 27,700